Vessels under Construction Vesels under Construction (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Construction in Progress, Gross	$ 26,770		$ 6,710
Payments for Construction in Process	20,060
Interest Costs Capitalized	$ 0	$ 361